Investment Objectives and Goals - Optimized Equity Income ETF	Oct. 22, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Optimized Equity Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Optimized Equity Income ETF (the “Fund”) seeks long-term capital appreciation with current income as a secondary consideration.